Document and Entity Information	Mar. 04, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001488139
Document Type	8-K
Document Period End Date	Mar. 04, 2021
Entity Registrant Name	Ameresco, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34811
Entity Tax Identification Number	04-3512838
Entity Address, Address Line One	111 Speen Street
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01701
City Area Code	(508)
Local Phone Number	661-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	AMRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false